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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-01466


                   	        Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Fund
  		Pioneer Fund
		Schedule of Investments  9/30/10

Shares				Value

		COMMON STOCKS - 99.8 %
		Energy - 10.8 %
		Coal & Consumable Fuels - 0.3 %
500,000		Consol Energy, Inc.    				$	18,480,000
		Integrated Oil & Gas - 6.6 %
2,204,691		Chevron Corp.    			$	178,690,206
1,243,600		ConocoPhillips, Inc.    	 		71,419,948
1,011,829		Exxon Mobil Corp.    	 			62,520,914
830,000		Hess Corp.    	 					49,069,600
1,450,000		Marathon Oil Corp.    	 			47,995,000
								$	409,695,668
		Oil & Gas Drilling - 0.8 %
795,352		Ensco Plc    					$	35,576,095
350,000		Helmerich & Payne, Inc.  (b)  	 			14,161,000
								$	49,737,095
		Oil & Gas Equipment & Services - 0.9 %
900,000		Schlumberger, Ltd.    				$	55,449,000
		Oil & Gas Exploration & Production - 2.2 %
1,125,502		Apache Corp. (b)			$	110,029,076
350,000		Devon Energy Corp.    	 				22,659,000
								$	132,688,076
		Total Energy 					$	666,049,839
		Materials - 6.4 %
		Aluminum - 0.6 %
3,056,824		Alcoa, Inc. (b)				$	37,018,139
		Diversified Chemical - 0.8 %
1,090,474		E.I. du Pont de Nemours and Co.    	$	48,656,950
		Diversified Metals & Mining - 3.3 %
740,000		Freeport-McMoRan Copper & Gold, Inc. (Class B)   $	63,188,600
2,440,000		Rio Tinto Plc   	 			142,698,581
								$	205,887,181
		Fertilizers & Agricultural Chemicals - 0.4 %
501,250		Monsanto Co. (b)				$	24,024,913
		Industrial Gases - 0.7 %
507,700		Air Products & Chemicals, Inc. (b)		$	42,047,714
		Specialty Chemicals - 0.6 %
787,300		Ecolab, Inc.    				$	39,947,602
		Total Materials 				$	397,582,499
		Capital Goods - 11.6 %
		Aerospace & Defense - 3.0 %
1,052,500		General Dynamics Corp.    		$	66,107,525
350,000		Honeywell International, Inc.    	 		15,379,000
469,300		Lockheed Martin Corp.    	 			33,451,704
992,000		United Technologies Corp.    	 			70,660,160
								$	185,598,389
		Construction & Farm Machinery & Heavy Trucks - 4.6 %
764,400		Caterpillar, Inc. (b)				$	60,142,992
1,251,900		Deere & Co. (b)	 				87,357,582
2,842,750		PACCAR, Inc. (b)	 			136,878,413
								$	284,378,987
		Electrical Component & Equipment - 1.6 %
1,120,600		Emerson Electric Co. (b)		$	59,010,796
654,100		Rockwell International Corp.    	 		40,377,593
								$	99,388,389
		Industrial Conglomerates - 1.5 %
665,200		3M Co.    					$	57,679,492
2,350,000		General Electric Co.    	 		38,187,500
								$	95,866,992
		Industrial Machinery - 0.9 %
470,000		Illinois Tool Works, Inc.    			$	22,099,400
449,950		Parker Hannifin Corp.    	 			31,523,497
								$	53,622,897
		Total Capital Goods 				$	718,855,654
		Transportation - 4.5 %
		Railroads - 4.5 %
1,300,000		Canadian National Railway Co.    	$	83,226,000
400,000		CSX Corp.    	 					22,128,000
2,865,800		Norfolk Southern Corp.    	 		170,543,758
								$	275,897,758
		Total Transportation 				$	275,897,758
		Automobiles & Components - 3.5 %
		Auto Parts & Equipment - 2.5 %
700,000		BorgWarner, Inc. *  				$	36,834,000
3,858,000		Johnson Controls, Inc.    	 		117,669,000
								$	154,503,000
		Automobile Manufacturers - 1.0 %
5,081,500		Ford Motor Corp. * (b)			$	62,197,560
		Total Automobiles & Components 			$	216,700,560
		Consumer Durables & Apparel - 1.0 %
		Apparel, Accessories & Luxury Goods - 1.0 %
1,400,000		Coach, Inc.    				$	60,144,000
		Total Consumer Durables & Apparel 		$	60,144,000
		Consumer Services - 0.4 %
		Restaurants - 0.4 %
301,500		McDonald's Corp.    				$	22,464,765
		Total Consumer Services 			$	22,464,765
		Media - 3.4 %
		Publishing - 3.4 %
3,494,400		John Wiley & Sons, Inc., Class A Shares	$	142,781,184
2,122,698		McGraw-Hill Co., Inc. (b)	 		70,176,396
								$	212,957,580
		Total Media 					$	212,957,580
		Retailing - 3.9 %
		Department Stores - 0.7 %
1,255,793		Nordstrom, Inc. (b)			$	46,715,500
		General Merchandise Stores - 2.0 %
2,284,700		Target Corp.    			$	122,094,368
		Home Improvement Retail - 0.8 %
2,315,200		Lowe's Companies, Inc.    		$	51,605,808
		Specialty Stores - 0.4 %
1,104,000		Staples, Inc. (b)			$	23,095,680
		Total Retailing 				$	243,511,356
		Food & Drug Retailing - 3.6 %
		Drug Retail - 2.2 %
1,213,800		CVS Caremark Corp.    			$	38,198,286
2,854,500		Walgreen Co. (b)	 			95,625,750
								$	133,824,036
		Food Distributors - 0.8 %
1,732,400		Sysco Corp. (b)				$	49,408,048
		Hypermarkets & Supercenters - 0.6 %
751,000		Wal-Mart Stores, Inc.    			$	40,193,520
		Total Food & Drug Retailing 			$	223,425,604
		Food, Beverage & Tobacco - 6.2 %
		Packaged Foods & Meats - 5.3 %
1,823,200		General Mills, Inc.    			$	66,619,728
1,506,750		H.J. Heinz Co., Inc. (b)	 		71,374,748
1,925,000		Hershey Foods Corp. (b)	 			91,610,750
676,500		Kellogg Co.    	 					34,170,015
2,029,500		Kraft Foods, Inc. (b)	 			62,630,370
								$	326,405,611
		Soft Drinks - 0.9 %
863,290		PepsiCo, Inc.    				$	57,356,988
		Total Food, Beverage & Tobacco 			$	383,762,599
		Household & Personal Products - 2.6 %
		Household Products - 2.0 %
303,300		Clorox Co.    					$	20,248,308
1,336,500		Colgate-Palmolive Co.    	 		102,723,390
								$	122,971,698
		Personal Products - 0.6 %
581,300		Estee Lauder Co. Class A Shares (b)		$	36,755,599
		Total Household & Personal Products 		$	159,727,297
		Health Care Equipment & Services - 6.2 %
		Health Care Equipment - 6.2 %
901,000		Baxter International, Inc.    			$	42,986,710
1,540,300		Becton, Dickinson & Co.    	 		114,136,230
952,600		C. R. Bard, Inc.    	 				77,570,218
650,000		Covidien, Ltd.    	 				26,123,500
793,100		Medtronic, Inc. *  	 				26,632,298
1,512,100		St. Jude Medical, Inc. *  	 		59,486,014
750,000		Stryker Corp. (b)	 				37,537,500
								$	384,472,470
		Total Health Care Equipment & Services 		$	384,472,470
		Pharmaceuticals & Biotechnology - 4.8 %
		Pharmaceuticals - 4.8 %
1,600,700		Abbott Laboratories Co.    		$	83,620,568
837,837		Eli Lilly & Co. (b)	 				30,606,186
604,900		Johnson & Johnson Co.   	 			37,479,604
737,603		Merck & Co., Inc.    	 				27,151,166
2,800,000		Pfizer, Inc.    	 			48,076,000
1,379,081		Teva Pharmaceutical Industries, Ltd.    	 72,746,523
								$	299,680,047
		Total Pharmaceuticals & Biotechnology 		$	299,680,047
		Banks - 2.3 %
		Diversified Banks - 1.2 %
1,980,600		U.S. Bancorp (b)			$	42,820,572
1,348,200		Wells Fargo & Co.    	 			33,860,043
								$	76,680,615
		Regional Banks - 1.1 %
3,000,000		KeyCorp (b)				$	23,880,000
650,000		PNC Bank Corp.    	 				33,741,500
497,519		Zions Bancorporation (b)	 			10,627,006
								$	68,248,506
		Total Banks 					$	144,929,121
		Diversified Financials - 7.4 %
		Asset Management & Custody Banks - 4.7 %
720,000		Franklin Resources, Inc.    			$	76,968,000
950,000		Northern Trust Corp. (b)	 			45,828,000
1,000,000		State Street Corp.    	 			37,660,000
1,514,693		T. Rowe Price Associates, Inc. (b)	 	75,833,105
2,152,100		The Bank of New York Mellon Corp.    	 	56,234,373
								$	292,523,478
		Consumer Finance - 0.4 %
658,600		American Express Co.    			$	27,680,958
		Diversified Financial Services - 1.1 %
2,601,200		Bank of America Corp.    		$	34,101,732
933,000		J.P. Morgan Chase & Co.    	 			35,519,310
								$	69,621,042
		Investment Banking & Brokerage - 0.7 %
1,624,585		Morgan Stanley Co.    			$	40,094,758
		Specialized Finance - 0.4 %
100,000		CME Group, Inc.    				$	26,045,000
		Total Diversified Financials 			$	455,965,236
		Insurance - 2.7 %
		Property & Casualty Insurance - 2.7 %
2,348,400		Chubb Corp.    				$	133,835,316
600,000		The Travelers Companies, Inc. (b)	 		31,260,000
								$	165,095,316
		Total Insurance 				$	165,095,316
		Software & Services - 4.6 %
		Application Software - 1.6 %
1,240,400		Adobe Systems, Inc. * (b)		$	32,436,460
1,000,000		Citrix Systems, Inc. *  	 		68,240,000
								$	100,676,460
		Data Processing & Outsourced Services - 1.7 %
1,159,200		Automatic Data Processing, Inc. (b)	$	48,721,176
552,800		DST Systems, Inc.    	 				24,787,552
551,250		Fiserv, Inc. *  	 				29,668,275
								$	103,177,003
		It Consulting & Other Services - 0.6 %
301,500		International Business Machines Corp.   	$	40,443,210
		Systems Software - 0.7 %
1,200,000		Microsoft Corp.    			$	29,388,000
450,000		Oracle Corp.    	 				12,082,500
								$	41,470,500
		Total Software & Services 			$	285,767,173
		Technology Hardware & Equipment - 6.6 %
		Communications Equipment - 2.3 %
1,850,000		Cisco Systems, Inc. *  			$	40,515,000
2,500,000		Motorola, Inc. * (b)	 			21,325,000
3,978,600		Nokia Corp. (A.D.R.) (b)	 		39,905,358
500,000		Qualcomm, Inc.    	 				22,560,000
400,000		Research In Motion, Ltd. * (b)	 			19,476,000
								$	143,781,358
		Computer Hardware - 2.4 %
111,250		Apple, Inc. *  					$	31,567,188
2,727,211		Hewlett-Packard Co.    	 			114,733,767
								$	146,300,955
		Computer Storage & Peripherals - 0.5 %
1,520,500		EMC Corp. *  				$	30,881,355
		Office Electronics - 1.4 %
1,865,850		Canon, Inc. (A.D.R.)  (b)		$	87,172,512
		Total Technology Hardware & Equipment 		$	408,136,180
		Semiconductors - 4.2 %
		Semiconductor Equipment - 1.0 %
2,996,500		Applied Materials, Inc.    		$	34,999,120
945,000		ASM Lithography Holdings NV (b)	 			28,217,700
								$	63,216,820
		Semiconductors - 3.2 %
750,000		Altera Corp. (b)				$	22,620,000
1,700,000		Analog Devices, Inc.    	 		53,346,000
2,877,500		Intel Corp.    	 				55,334,317
2,353,500		Texas Instruments, Inc. (b)	 		63,873,990
								$	195,174,307
		Total Semiconductors 				$	258,391,127
		Telecommunication Services - 1.6 %
		Integrated Telecommunication Services - 1.6 %
2,300,000		AT&T Corp.    				$	65,780,000
246,354		Frontier Communications Corp. (b)	 		2,012,712
1,026,306		Verizon Communications, Inc.    	 	33,447,313
								$	101,240,025
		Total Telecommunication Services 		$	101,240,025
		Utilities - 1.4 %
		Electric Utilities - 0.9 %
595,000		PPL Corp.    					$	16,201,850
1,112,400		Southern Co. (b)	 			41,425,776
								$	57,627,626
		Multi-Utilities - 0.5 %
945,100		Public Service Enterprise Group, Inc.    	$	31,263,908
		Total Utilities 				$	88,891,534
		TOTAL COMMON STOCKS
Principal		(Cost  $4,031,493,194)			$	6,173,647,740
Amount
		TEMPORARY CASH INVESTMENTS - 5.8 %
		Securities Lending Collateral  - 5.8 % (c)
		Certificates of Deposit:
10,258,496		Bank of Nova Scotia, 0.37%, 9/29/10		$	10,258,496
7,180,947		BBVA Group NY, 0.56%, 7/26/11 				7,180,947
10,258,496		BNP Paribas Bank NY, 0.38%, 11/8/10			10,258,496
5,129,248		DNB Nor Bank ASA NY, 0.27%, 11/10/10			5,129,248
10,258,496		Nordea NY,  0.5%, 12/10/10				10,258,496
10,258,496		RoboBank Netherland NV NY, 0.44%, 8/8/11		10,258,496
10,258,496		Royal Bank of Canada NY, 0.26%, 1/21/11			10,258,496
10,258,496		SocGen NY,  0.34%, 11/10/10				10,258,496
5,129,248		Svenska NY,  0.275%, 11/12/10				5,129,248
									$	78,990,419
		Commercial Paper:
6,155,097		American Honda Finance, 0.28%, 5/4/11		$	6,155,097
4,126,563		American Honda Finance, 1.04%, 6/20/11			4,126,563
3,774,257		Australia & New Zealand Banking Group, 1.04%, 8/4/11	3,774,257
10,470,911		Caterpillar Financial Services Corp., 1.04%, 6/24/11	10,470,911
11,284,345		CBA, 0.31%, 1/3/11					11,284,345
2,051,396		CHARFD, 0.38%, 10/15/10					2,051,396
7,176,371		CHARFD, 0.31%, 12/14/10					7,176,371
4,103,039		CLIPPR, 0.45%, 10/8/10					4,103,039
6,152,177		CLIPPR, 0.28%, 12/1/10					6,152,177
3,312,007		CLIPPR, 0.45%, 10/8/10					3,312,007
5,738,074		FAIRPP, 0.3%, 11/9/10					5,738,074
4,101,521		FASCO, 0.27%, 12/1/10					4,101,521
10,259,882		Federal Home Loan Bank, 0.37%, 6/1/11			10,259,882
5,128,954		GE Corp., 0.55%, 1/26/11				5,128,954
1,025,204		General Electric Capital Corp., 0.37%, 6/6/11		1,025,204
1,110,390		General Electric Capital Corp., 0.59%, 10/6/10		1,110,390
1,118,172		General Electric Capital Corp., 0.62%, 10/21/10		1,118,172
4,101,521		OLDLLC, 0.27%, 12/1/10					4,101,521
5,619,657		OLDLLC, 0.27%, 12/2/10					5,619,657
8,204,738		SANTANDER, 0.43%, 10/22/10				8,204,738
2,051,461		SRCPP, 0.38%, 10/12/10					2,051,461
5,126,709		SRCPP, 0.27%, 12/6/10					5,126,709
3,077,456		STRAIT, 0.36%, 10/4/10					3,077,456
7,694,545		STRAIT, 0.25%, 12/8/10					7,694,545
5,128,652		TBLLC, 0.38%, 10/12/10					5,128,652
5,126,863		TBLLC, 0.27%, 12/2/10					5,126,863
10,258,496		Toyota Motor Credit Corp., 0.44%, 9/8/11		10,258,496
10,256,102		VARFUN, 0.35%, 10/25/10					10,256,102
6,155,334		Wachovia, 0.39%, 3/22/11				6,155,334
10,258,496		Westpac, 0.5%, 07/29/11					10,258,496
4,103,120		WFC, 0.37%, 12/2/10					4,103,120
									$	174,251,510
		Tri-party Repurchase Agreements:
7,471,467		Barclays Capital Markets,  0.2%, 10/1/10	$	7,471,467
41,033,982		Deutsche Bank Securites, Inc., 0.25%, 10/1/10		41,033,982
10,258,496		HSBC Bank USA NA, 0.25% 10/1/10				10,258,496
6,155,090		JPMorgan, Inc., 0.22%, 10/1/10				6,155,090
10,258,496		RBS Securities, Inc., 0.25%, 10/1/10			10,258,496
									$	75,177,531
Shares		Money Market Mutual Funds
10,258,496		Blackrock Liquidity Temporary Cash Fund	$		10,258,496
10,258,496		Dreyfus Preferred Money Market Fund			10,258,496
10,258,496		Fidelity Prime Money Market Fund			10,258,496
									$	30,775,488

		Total Securities Lending Collateral 			$	359,194,948
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost  $359,194,948)					$	359,194,948

		TOTAL INVESTMENT IN SECURITIES - 105.6%
		(Cost  $4,390,688,142) (a)				$	6,532,842,688

		OTHER ASSETS AND LIABILITIES - (5.6)%			$	-346,396,209

		TOTAL NET ASSETS - 100.0%				$	6,186,446,480

*		Non-income producing security.

(a)		At September 30, 2010, the net unrealized gain on investments based on
		cost for federal income tax purposes of $4,390,688,142 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$	2,501,493,156

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value		-359,338,610

		Net unrealized gain				$	2,142,154,546

(b)		At September 30, 2010, the following securities were out on loan:

Shares		Security		Value
43,500		Adobe Systems, Inc. * 				$	 1,174,500
202,300		Air Products & Chemicals, Inc. 				 17,144,925
2,403,100		Alcoa, Inc. 					 30,038,750
21,400		Altera Corp. 						    668,750
48,800		Apache Corp. 						  4,880,000
274,000		ASM Lithography Holdings NV 				  8,768,000
67,100		Automatic Data Processing, Inc. 			  2,885,300
16,700		Canon, Inc. (A.D.R.)  					    801,600
74,000		Caterpillar, Inc. 					  6,049,500
8,300		Deere & Co. 						    607,975
146,957		Eli Lilly & Co. 		  			  5,510,888
3,200		Emerson Electric Co. 		    			    172,800
22,800		Estee Lauder Co., Class A Shares		          1,493,400
5,029,000	Ford Motor Corp. * 				          64,119,750
240,000		Frontier Communications Corp. 		   		  2,040,000
1,210,600	H.J. Heinz Co., Inc. 				         59,319,400
28,400		Helmerich & Payne, Inc.    				  1,164,400
141,300		Hershey Foods Corp. 					   6,888,375
428,600		KeyCorp 						  3,535,950
100,000		Kraft Foods, Inc. 					  3,200,000
1,800		McGraw-Hill Co., Inc. 					     61,200
33,100		Monsanto Co. 						   1,621,900
2,200,000	Motorola, Inc. * 				          19,250,000
3,935,500	Nokia Corp. (A.D.R.) 				          40,338,875
59,700		Nordstrom, Inc. 					   2,298,450
6,800		Northern Trust Corp. 					     333,200
55,900		PACCAR, Inc. 						   2,725,125
10,000		Research In Motion, Ltd. * 				     495,000
15,400		Southern Co. 						     589,050
478,900		Staples, Inc. 						   10,176,625
332,100		Stryker Corp. 						   17,020,125
220,900		Sysco Corp. 						    6,571,775
495,200		T. Rowe Price Associates, Inc. 				   25,131,400
2,500		Texas Instruments, Inc. 				       68,750
9,300		The Travelers Companies, Inc. 				      495,225
2,100		U.S. Bancorp 						       47,250
14,400		Walgreen Co. 						      496,800
447,100		Zions Bancorporation 					    9,612,650
		Total					            $	  357,797,663

(c) Securities lending collateral is
managed by Credit Suisse AG, New York Branch.


          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                               Level 1     Level 2    Level 3    Total
Common Stocks             $6,173,647,740      $0       $0   $6,173,647,740
Temporary Cash Investments        0       328,419,460   0      328,419,460
Money Market Mutual Funds     30,775,488       0        0       30,775,488
Total                     $6,204,423,228 $328,419,460  $0   $6,532,842,688



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.